Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment Net

Property and equipment, net consist of the following:

	September 30, 2025	September 30, 2024
	US$	US$
Land	-	721,462
Buildings	-	849,961
Machinery & equipment	2,009,888	2,008,987
Vehicles	153,996	153,996
Furniture and fixtures	167,658	160,349
Software	870,728	870,728
Leasehold improvement	301,034	17,329
Total	3,503,304	4,782,812
Less: Accumulated depreciation	$(3,069,627)	$(3,184,989)
Property and equipment, net	433,677	1,597,823